MEZZANINE EQUITY	6 Months Ended
Jun. 30, 2026
Mezzanine Equity
MEZZANINE EQUITY

8.	MEZZANINE EQUITY

On September 30, 2022, the Company issued to Porta Capital Limited, Bru Haas (B) Sdn Bhd, Bru Haas Sdn Bhd, Clicque Technology Sdn Bhd, Tilla Network Limited and Porta Network Inc., the Company’s related parties (collectively as the “Related Parties”), an aggregate of 5,898,256 shares of Series B Convertible Preferred Stock, par value $0.0001 per share (the “Series B Preferred Stock”), of the Company pursuant to certain Debt Conversion Agreements, each dated September 30, 2022 (the “Debt Conversion Agreement”), between the Related Parties and the Company. Pursuant to the Board Resolution dated September 28, 2022, approving the adoption of certain rights and preferences of Series B Preferred Shares, the Agreements included the following rights: (i) dividend rights where each share of Series B Preferred Stock accrues an annual dividend of 8% and (ii) redemption rights only at the option of the Company at a rate of 110% during the period ending 360 days after the Issue Date. The price per Series B Preferred Stock is 0.80 USD. The Series B Preferred Shares were issued on September 30, 2022 in exchange for all or a portion of the balances due to each Related Party as of June 30, 2022. Because all of the shareholders of the Series B Preferred Shares are related parties of the company and majority owned by the the same majority owner of the Company, it’s determined that the preferred shareholders can control the Company’s ability to exercise its redemption right at any time and therefore, mezzanine equity classification is appropriate in accordance with ASC - 480, Distinguishing Liabilities from Equity.

Preferred Stock – Series B – As of December 31, 2023	$5,662,325
Dividends of Series B Convertible Preferred Stock as of December 31, 2024	377,488
Preferred Stock – Series B – As of December 31, 2024	6,039,813
Dividends of Series B Convertible Preferred Stock as of December 31, 2025	377,488
Preferred Stock – Series B – As of December 31, 2025	6,417,301
Dividends of Series B Convertible Preferred Stock as of June 30, 2026	188,744
Preferred Stock – Series B – As of June 30, 2026	$6,606,045